Exploration and Evaluation Expenditures (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Acquisition costs:
Balance, beginning of period	$ 32,689,752	$ 24,876,035
Acquisition of property	51,668	6,826,222
Effect of movement in foreign exchange rates	2,082,748	987,495
Balance, period end	34,824,168	32,689,752
Exploration Costs:
Balance, beginning period	8,437,749	6,714,159
Exploration costs	2,159,899	1,457,061
Effect of movement in foreign exchange rates	537,591	266,529
Balance, period end	11,135,239	8,437,749
Balance	45,959,407	41,127,501
California property
Acquisition costs:
Balance, beginning of period	18,459,358	12,768,549
Acquisition of property	51,668	5,183,941
Effect of movement in foreign exchange rates	1,176,093	506,868
Balance, period end	19,687,119	18,459,358
Exploration Costs:
Balance, beginning period	4,332,732	4,153,051
Exploration costs	1,973	14,820
Effect of movement in foreign exchange rates	276,050	164,861
Balance, period end	4,610,755	4,332,732
Balance	24,297,874	22,792,090
Arkansas property
Acquisition costs:
Balance, beginning of period	14,230,394	12,107,486
Acquisition of property		1,642,281
Effect of movement in foreign exchange rates	906,655	480,627
Balance, period end	15,137,049	14,230,394
Exploration Costs:
Balance, beginning period	4,105,017	2,561,108
Exploration costs	2,157,926	1,442,241
Effect of movement in foreign exchange rates	261,541	101,668
Balance, period end	6,524,484	4,105,017
Balance	$ 21,661,533	$ 18,335,411